TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Deferred:
Provision for income tax expenses	$ 114	¥ 776	¥ 3,634	$ 353	¥ 2,399	¥ 11,032
China [Member]
Current:
Current					3,877	7,635
Deferred:
Deferred					2,630	2,953
U.S.
Current:
Current					810	5
Deferred:
Deferred					¥ (4,918)	¥ 439